MFS Money Market Portfolio (Prospectus Summary): | MFS Money Market Portfolio
MFS ® Money Market Portfolio Service Class

SUPPLEMENT TO PROSPECTUS

The date of this supplement is January 1, 2012.

MFS ® Money Market Portfolio

Service Class

Effective January 1, 2012, the sub-section entitled “Fees and Expenses” beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund.  If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Service Class MFS Money Market Portfolio
Management Fee		0.50%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.09%
Total Annual Fund Operating Expenses		0.84%
Fee Reductions and/or Expense Reimbursements	[1]	(0.02%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.82%
[1]	MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.82% of the fund’s average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2013.

Effective January 1, 2012, the sub-section entitled “Principal Investment Strategies” beneath the main heading "Summary of Key Information" is restated in its entirety as follows:
Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund’s assets in U.S. dollar-denominated money market instruments and repurchase agreements. Money market instruments include bank certificates of deposit and other bank obligations of U.S. and foreign banks; notes, commercial paper, and asset-backed securities of U.S. and foreign issuers; U.S. and foreign government securities; and municipal instruments.

MFS will invest at least 25% of the fund's assets in issuers in the industries in the financial services sector.

In buying and selling investments for the fund, MFS seeks to comply with Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity. MFS stresses maintaining a stable $1.00 share price, liquidity, and income.

Effective January 1, 2012, the third principal risk entitled "Bank Focus Risk" in the sub-section entitled “Principal Risks” beneath the main heading "Summary of Key Information" is replaced with the following:
Financial Services Sector Risk : Events that affect the financial services sector may have a significant adverse affect on the fund.